UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/06

Check here if Amendment (   ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:  028-11559

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

s/ John H. Bocock    Richmond, VA   August 4, 2006
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  31

Form 13F Information Table Value Total:	 $319,208
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE

							Value	Shares or  Sh/	Put/  Invstmt	Other	Voting Authority
Name of Issuer		Title of Class	Cusip		(x1000)	Prn Amt	   Prn	Call  Dscretn  Managers Sole    Shared	None

ADA ES INC			COM	005208103	8,567	499,522	   SH	       Sole		499,522	   0	0
BJ SCS CO			COM 	055482103	10,757	288,694	   SH	       Sole		288,694	   0	0
CANO PETE INC			COM	137801106	1,438	253,663	   SH	       Sole		253,663	   0	0
CARRIZO OIL & GAS INC		COM	144577103	4,333	138,382	   SH	       Sole		138,382	   0	0
CECO ENVIRONMENTAL CORP		COM	125141101	3,790	473,714	   SH	       Sole		473,714	   0	0
CHESAPEAKE ENERGY CORP		COM	165167107	20,863	689,670	   SH	       Sole		689,670	   0	0
ENVIRONMENTAL PWR CORP		COM NEW	29406L201	4,801	733,047	   SH	       Sole		733,047	   0	0
EXPLORATION CO OF DELAWARE INC	COM NEW	302133202	4,011	376,279	   SH	       Sole		376,279	   0	0
GASTAR EXPL LTD			COM	367299104	2,877	1,203,600  SH	       Sole	      1,203,600    0	0
GLOBALSANTAFE CORP		SHS	G3930E101	4,447	77,000	   SH	       Sole		 77,000	   0	0
GULFPORT ENERGY CORP		COM NEW	402635304	309	28,000	   SH	       Sole		 28,000	   0	0
KFX INC				COM	48245L107	18,145	1,187,513  SH	       Sole	      1,187,513    0	0
MASSEY ENERGY CORP		COM	576206106	2,160	60,000	   SH	       Sole		 60,000	   0	0
MCDERMOTT INTL INC		COM	580037109	44,978	989,170	   SH	       Sole		989,170	   0	0
NATIONAL OILWELL VARCO INC	COM	637071101	7,229	114,170	   SH	       Sole		114,170	   0	0
NATURAL GAS SERVICES GROUP	COM	63886Q109	193	12,900	   SH	       Sole		 12,900	   0	0
NEWFIELD EXPL CO		COM	651290108	979	20,000	   SH	       Sole		 20,000	   0	0
NOBLE CORPORATION		SHS	G65422100	18,263	245,398	   SH	       Sole		245,398	   0	0
QUESTAR CORP			COM	748356102	25,341	314,836	   SH	       Sole		314,836	   0	0
QUICKSILVER RESOURCES INC	COM	74837R104	8,554	232,391	   SH	       Sole		232,391	   0	0
RANGE RES CORP			COM	75281A109	8,718	320,645	   SH	       Sole		320,645	   0	0
SOUTHWESTERN ENERGY CO		COM	845467109	5,263	168,900	   SH	       Sole		168,900	   0	0
SULPHCO INC			COM	865378103	1,790	250,000	   SH	       Sole		250,000	   0	0
SUPERIOR ENERGY SVCS INC	COM	868157108	6,894	203,354	   SH	       Sole		203,354	   0	0
TRANSOCEAN INC			ORD	G90078109	12,521	155,884	   SH	       Sole		155,884	   0	0
U S ENERGY CORP WYO		COM	911805109	1,213	277,000	   SH	       Sole		277,000	   0	0
ULTRA PETROLEUM CORP		COM	903914109	54,312	916,354	   SH	       Sole		916,354	   0	0
UNION DRILLING INC		COM	90653P105	382	25,703	   SH	       Sole		 25,703	   0	0
WEATHERFORD INTERNATIONAL LT	COM	G95089101	17,902	360,773	   SH	       Sole		360,773	   0	0
WESTERN GAS RES INC		COM	958259103	12,992	217,074	   SH  	       Sole		217,074	   0	0
WESTSIDE ENERGY CORP		COM	96149R100	5,186	1,776,080  SH	       Sole	      1,776,080    0	0